J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Research Equity Long/Short Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 25, 2011

to the Statement of Additional Information dated February 28, 2011

Effective immediately, the information contained in the SAI sections under the heading “Brokerage and Research Services” titled “Brokerage Commissions” and “Broker Research” is deleted and replaced with the following:

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund did not pay any brokerage commissions to JPMDS for the fiscal period ended October 31, 2010.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal period ended October 31, 2010, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Fund in the amount of $38,112. The Fund commenced operations on May 28, 2010.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-RELS-411